Investments held at fair value - Additional Information (Details) £ in Millions				1 Months Ended	12 Months Ended
	May 28, 2025	Mar. 13, 2024	Jul. 24, 2023	Dec. 31, 2025 GBP (£) investment	Dec. 31, 2025 GBP (£) investment	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022
Disclosure of financial assets [line items]
Non cash additions of investments other than investments accounted for using equity method					£ 533	£ 0
Proceeds on disposals of investments					848	299	£ 405
Investments held at fair value through profit and loss due to exchange control restrictions					0	60
Investments held at fair value				£ 16	16	513
Investments other than investments accounted for using equity method				£ 349	£ 349	£ 659	719
Percentage of investments held at fair value denominated in other than the functional currency of the subsidiary					16.00%	7.00%
Additions					£ 35	£ 214
Disposals					835	288
Fair value movements of Investments other than investments accounted for using equity method					11	(54)
Proceeds from disposal of shares in associate, net of tax					£ 1,052	£ 1,577	£ 0
ITC Ltd.
Disclosure of financial assets [line items]
Proportion of ownership in financial assets measured at fair value through profit (loss)			60.00%
Percentage of voting equity interest disposed (in percentage)	2.50%	3.50%		59.00%
Ownership interest in associates					22.91%	25.45%	29.02%	29.19%
FE "Samfruit" JSC
Disclosure of financial assets [line items]
Proceeds from disposal of shares in associate, net of tax					£ 0
Btomorrow Ventures
Disclosure of financial assets [line items]
Number of investments completed | investment				29	29
ITC Hotels Limited
Disclosure of financial assets [line items]
Proportion of ownership in financial assets measured at fair value through profit (loss)			15.00%	6.30%
Proceeds on disposals of investments				£ 318
Fair value through OCI
Disclosure of financial assets [line items]
Non cash additions of investments other than investments accounted for using equity method					£ 533	£ 0
Investments held at fair value				0	0	0
Investments other than investments accounted for using equity method				277	277	65	£ 67
Additions					11	4
Disposals					318	0
Fair value movements of Investments other than investments accounted for using equity method					2	6
Fair value through P&L
Disclosure of financial assets [line items]
Non cash additions of investments other than investments accounted for using equity method					0	0
Investments held at fair value				16	16	513
Investments other than investments accounted for using equity method				72	72	594	£ 652
Additions					24	210
Disposals					517	288
Fair value movements of Investments other than investments accounted for using equity method					9	(60)
Level 3
Disclosure of financial assets [line items]
Investments other than investments accounted for using equity method				138	138	212
Additions					35	128
Disposals					71	114
Fair value movements of Investments other than investments accounted for using equity method					£ (38)	6
Charlotte's Web Holdings, Inc.
Disclosure of financial assets [line items]
Investment term					7 years
Imperial Tobacco Canada
Disclosure of financial assets [line items]
Investments held at fair value				£ 0	£ 0	£ 437
Rising Sun Partners LP
Disclosure of financial assets [line items]
Percentage of voting						40.00%
Rising Sun Partners LP | Fair value through P&L
Disclosure of financial assets [line items]
Investments other than investments accounted for using equity method						£ 10